UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10201

The Appleton Funds
(Exact name of registrant as specified in charter)

One Post Office Square, 6th Floor
Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

James I. Ladge
Appleton Partners, Inc.
One Post Office Square, 6th Floor
Boston, Massachusetts 02109
(Name and address of agent for service)

617-338-0700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Shares	Common Stocks ― 97.5%	Market Value
	Consumer Discretionary ― 9.6%
5,400	Delphi Automotive PLC	$430,596
4,250	Home Depot, Inc.	482,842
4,550	Starbucks Corp.	430,885
4,700	The Walt Disney Co.	492,983
		1,837,306
	Consumer Staples ― 5.5%
3,000	Church & Dwight Co., Inc.	256,260
2,500	Costco Wholesale Corp.	378,737
4,450	PepsiCo, Inc.	425,509
		1,060,506
	Energy ― 3.3%
3,000	EOG Resources, Inc.	275,070
4,250	Schlumberger Ltd.	354,620
		629,690
	Financials ― 14.9%
4,100	American Tower Corp.	386,015
23,000	Bank Of America Corp.	353,970
8,050	Citigroup, Inc.	414,736
2,400	Goldman Sachs Group, Inc.	451,128
1,700	Intercontinental Exchange, Inc.	396,559
6,100	JPMorgan Chase & Co.	369,538
9,000	Wells Fargo & Co.	489,600
		2,861,546
	Health Care ― 20.4%
6,700	AbbVie, Inc.	392,218
2,900	Amgen, Inc.	463,565
800	Biogen Idec, Inc. *	337,792
6,500	Cerner Corp. *	476,190
4,300	Express Scripts Holding Co. *	373,111
1,750	Illumina, Inc. *	324,870
3,800	Medtronic PLC	296,362
3,500	Thermo Fisher Scientific, Inc.	470,190
2,400	Valeant Pharmaceuticals International, Inc. *	476,688
6,400	Zoetis, Inc.	296,256
		3,907,242

SCHEDULE OF INVESTMENTS, continued
March 31, 2015 (Unaudited)

Shares			Market Value
		Industrials ― 13.6%
8,250		Chicago Bridge & Iron Company N.V.	$406,395
2,850		Roper Industries, Inc.	490,200
5,250		Spirit Airlines, Inc. *	406,140
4,000		Union Pacific Corp.	433,240
4,000		United Rentals, Inc. *	364,640
5,250		Wabtec Corp.	498,802
			2,599,417
		Information Technology ― 26.0%
6,000		Akamai Technologies, Inc. *	426,270
8,015		Apple, Inc.	997,307
6,500		eBay, Inc. *	374,920
6,750		Facebook, Inc. *	554,951
5,000		Qorvo, Inc. *	398,500
400		Google, Inc. Class A *	221,880
400		Google, Inc. Class C *	219,200
5,000		IAC/InterActiveCorp	337,350
3,800		Palo Alto Networks, Inc. *	555,104
7,600		Rackspace Hosting, Inc. *	392,084
7,600		Visa, Inc.	497,116
			4,974,682
		Materials ― 4.2%
3,675		Ecolab, Inc.	420,347
10,500		U.S. Silica Holdings, Inc.	373,905
			794,252

		Total Common Stocks (Cost $12,715,371)	18,664,641

		Short-Term Investment ― 3.7%
		Money Market Fund ―3.7%
701,641		Fidelity Money Market Portfolio Select Class, 0.05% (a)	701,641
		Total Short-Term Investment (Cost $701,641)	701,641

		Total Investments ― 101.2% (Cost $13,417,012)	19,366,282
		Liabilities in excess of other assets ― (1.2)%	(221,743)
		Total Net Assets ― 100.0%	19,144,539

	Percentages are stated as a percent of net assets.
	*	Non-income producing.
	(a)	Represents annualized seven-day yield at March 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

APPLETON EQUITY GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Securities Valuation – The net asset value of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business.  The Fund’s portfolio securities are valued as of the close of business of the regular session of the NYSE (normally 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Money market instruments are valued at the reported net asset value.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the market value of the Fund’s investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,664,641	$-	$-	$18,664,641
Short-Term Investments	701,641	-	-	701,641

Please refer to the Schedule of Investments for industry classification of the Fund’s holdings.

There were no transfers between any of the Levels during the quarter ended March 31, 2015.   There were no Level 3 securities held during the period.

Federal Income Tax Information – The cost basis of the Fund’s investments for federal income tax purposes as of March 31, 2015 was as follows:

Tax cost of investments	$13,417,012
Gross unrealized appreciation of investments	6,203,404
Gross unrealized depreciation of investments	(254,134)
Net unrealized appreciation of investments	5,949,270

Because tax adjustments are calculated annually, the preceding information reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Appleton Funds

            By (Signature and Title)              /s/ Daniel T. Buckley
  Daniel T. Buckley,
  President

Date              May 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Daniel T. Buckley
    Daniel T. Buckley,
    President

Date               May 6, 2015

By (Signature and Title)             /s/ James I. Ladge
 James I. Ladge,
 Treasurer

Date              May 6, 2015